OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

June 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer SteelPath Energy Equity Fund
Registration No. 811-23061

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing on Form N-1A is hereby being made under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer SteelPath Energy Equity Fund (the "New Fund"), an investment company organized as a Delaware statutory trust. This filing consists of the documents comprising the New Fund's initial registration statement on Form N-1A (the "Registration Statement").

The Trustees of the New Fund have not, at the date hereof, been elected. However, the Board of Trustees of the New Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to Investment Company Act Release No. IC 13768 (February 15, 1984), the New Fund respectfully requests selective review of its Registration Statement only with respect to the following sections of the Prospectus and SAI:

  “THE FUND SUMMARY” and “MORE ABOUT THE FUND” sections of the Prospectus;

  The sections “Additional Information About the Fund’s Investment Policies and Risks” through the end of “Other Investments and Investment Strategies” in the SAI.

The Fund believes that selective review of the above sections is proper because the remaining section of the Prospectus, titled “MORE ABOUT YOUR ACCOUNT,” and the remaining sections of the SAI, beginning with “Investment Restrictions” through the end of “Financial Statements” (including the appendices), are substantially similar and not materially different from those same sections most recently reviewed by the SEC Staff in connection with the N-1A and related amendments for Oppenheimer Global Multi-Asset Income Fund, initially filed September 3, 2014 (File No. 333-198554; SEC Accession No. 0000728889-14-001147).

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund's independent auditors, and the opinion of counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at, or soon after, the time of the filing of the Fund's Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date approximately on or about July 27, 2015.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
225 Liberty Street, 15th Floor
New York, New York 10281-1008
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Arthur S. Gabinet, Esq.
Michael Sternhell, Esq.
Edward Gizzi, Esq.
Gloria J. LaFond
Ropes & Gray LLP